Expenses by nature	12 Months Ended
Dec. 31, 2025
Information
Expenses by nature

11.Expenses by nature

Breakdown of expenses by nature for the years ended 31 December 2025, 2024 and 2023 is as follows:

Cost of revenue:

	31 December	31 December	31 December
	2025	2024	2023
Depreciation and amortization (*)	(63,928,335)	(62,256,360)	(59,149,066)
Share of Turkish Treasury	(21,446,492)	(19,399,594)	(17,556,821)
Employee benefit expenses	(20,587,035)	(20,176,605)	(15,964,322)
Cost of goods sold	(17,133,015)	(15,945,843)	(20,211,853)
Frequency expenses	(7,854,795)	(7,121,548)	(6,472,148)
Cost of revenue from financial services (**)	(7,350,595)	(5,892,109)	(3,497,863)
Interconnection and termination expenses	(5,766,236)	(5,879,187)	(7,475,184)
Energy expenses	(5,105,345)	(5,843,273)	(6,948,681)
Radio expenses	(4,048,031)	(2,736,561)	(2,586,778)
Universal service fund	(2,850,247)	(2,556,410)	(2,347,905)
Transmission expenses	(2,830,437)	(2,520,299)	(2,769,227)
Roaming expenses	(1,937,043)	(1,981,180)	(2,144,591)
Internet expense	(1,924,180)	(1,972,603)	(2,241,780)
Others	(10,362,652)	(10,044,078)	(10,167,604)
	(173,124,438)	(164,325,650)	(159,533,823)
(*)

As at 31 December 2025, depreciation and amortization expenses include depreciation and amortization expenses related to the financial services amounting to TL 1,057,188 (31 December 2024: TL 794,426 and 31 December 2023: TL 617,720).

(**)

As at 31 December 2025, cost of revenue from financial services includes employee benefit expenses related to the financial services amounting to TL 497,205 (31 December 2024: TL 432,219 and 31 December 2023: TL 352,191).

Selling and marketing expenses:

	31 December	31 December	31 December
	2025	2024	2023
Employee benefit expenses	(7,888,200)	(7,640,468)	(5,933,094)
Marketing expenses	(6,668,587)	(5,410,651)	(3,722,422)
Selling expenses	(1,495,726)	(689,966)	(579,633)
Others	(828,209)	(589,895)	(503,391)
	(16,880,722)	(14,330,980)	(10,738,540)

11.Expense by nature (continued)

Administrative expenses:

	31 December	31 December	31 December
	2025	2024	2023
Employee benefit expenses	(6,755,945)	(6,536,201)	(4,621,328)
Collection expenses	(545,781)	(395,033)	(243,523)
Consultancy expenses	(529,156)	(428,522)	(389,458)
Service expenses	(368,415)	(349,275)	(297,949)
Travel and entertainment expenses	(263,576)	(226,257)	(157,614)
Maintenance and repair expenses	(109,593)	(137,510)	(135,597)
Utility expenses	(24,874)	(12,498)	(15,129)
Others	(1,350,975)	(972,273)	(620,530)
	(9,948,315)	(9,057,569)	(6,481,128)

Net impairment losses on financial and contract assets:

	31 December	31 December	31 December
	2025	2024	2023
Net impairment losses on financial and contract assets	(1,428,706)	(1,336,712)	(1,905,236)
	(1,428,706)	(1,336,712)	(1,905,236)